Revenue information - Schedule of revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 4,666,147	$ 657,213	¥ 3,561,994	¥ 2,779,063
Revenue Benchmark | Geographic Concentration Risk | The PRC, excluding Hong Kong S.A.R.
Disaggregation of Revenue [Line Items]
Concentration risk percentage	98.90%	98.90%	98.10%	97.10%
Point in time
Disaggregation of Revenue [Line Items]
Total revenues	¥ 4,476,607		¥ 3,349,256	¥ 2,590,714
Over time
Disaggregation of Revenue [Line Items]
Total revenues	189,540		212,738	188,349
Sales of goods revenues
Disaggregation of Revenue [Line Items]
Total revenues	3,311,507	$ 466,416	2,433,964	1,983,817
Automotive computing platform
Disaggregation of Revenue [Line Items]
Total revenues	2,733,964		1,690,569	1,423,548
SoC Core Modules
Disaggregation of Revenue [Line Items]
Total revenues	496,939		660,554	333,421
Automotive merchandise and other products
Disaggregation of Revenue [Line Items]
Total revenues	80,604		82,841	226,848
Software license revenues
Disaggregation of Revenue [Line Items]
Total revenues	444,830	62,653	404,469	261,265
Service revenues
Disaggregation of Revenue [Line Items]
Total revenues	909,810	$ 128,144	723,561	533,981
Automotive computing Platform – Design and development service
Disaggregation of Revenue [Line Items]
Total revenues	677,651		468,770	306,358
Connectivity service
Disaggregation of Revenue [Line Items]
Total revenues	189,540		212,738	188,349
Other services
Disaggregation of Revenue [Line Items]
Total revenues	¥ 42,619		¥ 42,053	¥ 39,274